ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
ACQUIRED INTANGIBLE ASSETS, NET
9.	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net consist of the following:

	As of December 31, 2011					As of December 31, 2012
	Gross	Accumulated			Net	Gross	Accumulated			Net
	carrying	amortization	Exchange		carrying	carrying	amortization	Exchange		carrying	Amortization
	amount		difference	Impairment	amount	amount		difference	Impairment	amount	period
Intangible assets not subject to amortization
Trademarks with indefinite life	$268,463	-	$13,719	-	$282,182	$282,182	-	$507	-	$282,689	N/A
Intangible assets subject to amortization
Agreements with Mobile Operator	$3,113,746	$(3,070,271)	$6,782	-	$50,257	$3,113,746	(3,113,701)	(45)	-	-	3 years
Operating platforms	247,901	(191,348)	3,816	(3,927)	56,442	243,974	(215,682)	7	-	28,299	5 years
Service licenses	57,071	(57,201)	130	-	-	57,071	(57,071)	-	-	-	3 years
Contracts with content providers	120,999	(122,678)	1,679	-	-	120,999	(120,999)	-	-	-	1 year
Non-complete agreement	388,516	(388,516)	-	-	-	388,516	(388,516)	-	-	-	2 years
Self-developed contents	379,089	(379,089)	-	-	-	379,089	(379,089)	-	-	-	2 years
Product technologies	4,966,102	(4,497,238)	39,769	-	508,633	4,966,102	(4,963,168)	(918)	-	2,016	3 years
Contracts with service providers	5,713	(5,713)	-	-	-	5,713	(5,713)	-	-	-	1 year
Subscriber list	16,710	(16,710)	-	-	-	16,710	(16,710)	-	-	-	1 year
Trademarks	36,874	(36,874)	-	-	-	36,874	(36,874)		-	-	1 year
Core technologies	4,667,587	(3,459,527)	104,770	-	1,312,830	8,281,231	(5,210,512)	(1,224)	-	3,069,495	5 years
Software	-	-	-	-	-	115,150	(8,321)	603	-	107,432	5 years
Game licenses	-	-	-	-	-	73,952,927	(2,882,332)	498,188	-	71,568,783	3 years
Employment contract	380,898	(253,799)	10,448	-	137,547	380,898	(370,030)	(268)	-	10,600	3 years

Total	$14,649,669	$(12,478,964)	$181,113	$(3,927)	$2,347,891	$92,341,182	$(17,768,718)	$496,850	-	$75,069,314

The weighted average amortization period of the intangible assets subject to amortization was three years as of December 31, 2011 and 2012, respectively.

For purposes of recognition and measurement of an impairment loss, each intangible asset is considered the lowest level asset group that generates identifiable independent cash flows. The carrying amount of the product technology relating to certain games and mobile platform exceeded the sum of undiscounted future cash flows expected to generate from the use and eventual disposition of such technology in 2010, as a result of an expected decline of the related business performance. Accordingly, the Company recognized an impairment loss of $5,730,579 in 2010, based on the fair value of the product technology. The impaired product technology was included in the internet games segment. The fair value of the product technology was measured using the excess earnings approach and the key assumptions included estimated life of the game, discount rate and income tax rate.

During 2012, the Company obtained certain new game licenses from third party game developers. The intangible assets recognized comprise the relevant initial license fee payments, minimum royalty fee payments and value of warrants issued in connection with obtaining these licenses.

The Company recorded intangible assets relating to the game licenses by reference to the fair value of cash installment payments and warrants because the fair value of the game licenses were not readily determinable at the transaction dates. The Company estimated the useful lives of the game licenses to be three years and amortizes such intangible assets from commercial launches of the games over the useful lives. As of December 31, 2012, only certain games had been launched and relevant intangible assets started amortization.

The Company recorded amortization expenses of $5,520,188, $2,277,566, and $5,452,441 for the years ended December 31, 2010, 2011, and 2012, respectively. The amortization expenses for the years ending December 31, 2013, 2014, 2015, 2016, and 2017 and thereafter are expected to be $10,873,498, $23,706,205, $24,030,016, $15,627,425, and $549,481.